Financial Liabilities at Fair Value Through Profit or Loss_Details Of Financial Liabilities At Fair Value Through Profit Or Loss And Financial Liabilities Designated At Fair Value Through Profit Or Loss(Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	₩ 11,810,058	$ 10,873,722	₩ 15,368,153
Financial liabilities at fair value through profit or loss
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	2,025,951		2,663,327
Securities sold
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	1,934,735		2,583,092
Other
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	91,216		80,235
Financial liabilities designated at fair value through profit or loss
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	9,784,107		12,704,826
Derivative linked securities
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	₩ 9,784,107		₩ 12,704,826